(31) INSURANCE (Tables)	12 Months Ended
Dec. 31, 2017
Insurance Tables
Schedule of principal insurance policies
Description	Type of cover	Dec. 31, 2017	Dec. 31, 2016 (*)	31/12/2015 (*)
Concession financial asset / Intangible assets	Fire, lightening, explosion, machinery breakdown, electrical damage and engineering risk	7,440,359	9,679,825	8,634,344
Transport	National transport	302,364	416,358	319,834
Stored materials	Fire, lightning, explosion and robbery	229,496	232,849	171,585
Automobiles	Comprehensive cover	16,779	13,235	6,544
Civil liability	Electric energy distributors	263,000	200,000	118,000
Personnel	Group life and personal accidents	694,341	234,357	202,989
Others	Operational risks and others	158,340	281,914	323,200
Total		9,104,679	11,058,537	9,776,496
(*) Information not audited by independent auditors